Updating Summary Prospectus for Existing Investors
May 1, 2022
Schwab Genesis Advisory Variable Annuity NYTM	Protective Life and Annuity Insurance Company PLAIC Variable Annuity Account S P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 www.protective.com
This Updating Summary Prospectus summarizes key features of the Schwab Genesis Advisory Variable Annuity NY Contract (the “Contract”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.
The prospectus for the Schwab Genesis Advisory Variable Annuity NY Contract (the “Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.
PRO.PAVA.05.22 C000222251

FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT	FUND-1

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life and Annuity Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Administrative Office Protective Life and Annuity Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life and Annuity Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Advisory Fee Advisory Fees are fees paid to your Financial Intermediary for providing investment advice regarding your Contract and for managing your Contract Value. Advisory Fees may be paid directly by you or, subject to certain restrictions, be paid out of your Contract Value.
Annual Withdrawal Amount or AWA The maximum amount that may be withdrawn from the Contract under the SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. In general, this is equal to the Contract Value minus applicable premium tax.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Contract  The Schwab Genesis Advisory Variable Annuity NY, a flexible premium, deferred, variable and fixed annuity contract.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Due Proof of Death Receipt at our Administrative Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.
Excess Withdrawals Any portion of a withdrawal that, when aggregated with all prior withdrawals during a Contract Year, exceeds the maximum withdrawal amount permitted under the SecurePay Life rider.
Financial Intermediary A bank, or an investment adviser registered as such with the SEC or state securities regulatory authorities.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Guaranteed Account The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.
Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Protected Lifetime Income Benefits The optional SecurePay benefit offered with the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Rate Sheet Prospectus Supplement A periodic supplement to the Prospectus which sets forth the current fees for the SecurePay rider as well as Maximum Withdrawal percentage under the SecurePay living benefit rider available when you purchase your Contract. See “PROTECTED LIFETIME INCOME BENEFIT (‘SECUREPAY”) — Determining the Amount of Your SecurePay Withdrawals” in the Prospectus.
Rider Issue Date The date a Protected Lifetime Income Benefit rider is issued.
RightTime The ability to purchase the Protected Lifetime Income Benefit rider, SecurePay, after your Contract is issued, so long as you satisfy the rider’s issue requirements and the rider is still available for sale.
Sub-Account A separate division of the Variable Account.
Variable Account The PLAIC Variable Annuity Account S, a separate investment account of Protective Life.
Written Notice A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term “written notice” in lower case to refer to a notice that we may send to you.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
The Goldman Sachs VIT Global Trends Allocation Fund changed its name to the Goldman Sachs VIT Trend Driven Allocation Fund.
The Goldman Sachs VIT Growth Opportunities Fund changed its name to the Goldman Sachs VIT Mid Cap Growth Fund.
The Invesco V.I. International Growth Fund changed its name to the Invesco V.I. EQV International Equity Fund.
Effective May 1, 2022, the Sub-Accounts (the “New Sub-Accounts”) will be available as Investment Options under your Contract.
Fund Family	Fund Name, Share Class
American Century	American Century VP Balanced I American Century VP Disciplined Core Value I American Century VP International I American Century VP Ultra® I
American Funds Insurance Series	American Funds IS® Capital World Bond, Class 4
Columbia Threadneedle	Columbia VP Emerging Markets Bond, Class 2
Fidelity Variable Insurance Products
Fidelity® VIP Asset Manager Growth, Service Class 2
Fidelity® VIP Growth Opportunities, Service Class 2
Fidelity® VIP International Capital Appreciation, Service Class 2
Fidelity® VIP Value Strategies, Service Class 2

Janus Henderson VIT
Janus Henderson VIT Balanced Service
Janus Henderson VIT Forty Service
Janus Henderson VIT Global Sustainable Equity Svc
Janus Henderson VIT Global Technology & Innovation Service
Janus Henderson VIT Overseas Service

Morgan Stanley VIF	Morgan Stanley VIF Core Plus Fixed Income II Morgan Stanley VIF Global Franchise II Morgan Stanley VIF Global Infrastructure II Morgan Stanley VIF Global Strategist II Morgan Stanley VIF Growth II
PIMCO VIT	PIMCO VIT CommodityRealReturn® Strategy Advisor PIMCO VIT Emerging Markets Bond Adv

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
Charges for Early Withdrawals	The Contract does not include charges for early withdrawal.
Transaction Charges
You may be charged $25 per transfer for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Advisory Fees paid from Contract Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base contract (1)	0.25%	0.25%
Investment options (Fund fees and expenses) (2)	0.03%	4.15%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (3)	0.20%	0.20%
SecurePay Life rider (4)
At Contract Purchase	See Rate Sheet Prospectus Supplement	2.00%
Later under RightTime Option	See Rate Sheet Prospectus Supplement	2.20%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract.
Lowest Annual Cost $286:	Highest Annual Cost $5,684:
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Base Contract fee and Fund fees and expenses

•
No optional benefits

•
No additional Purchase Payments, transfers or withdrawals

•
No Advisory Fees

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of Base Contract fee, optional benefits and Fund fees and expenses

•
No additional Purchase Payments, transfers, or withdrawals

•
No Advisory Fees

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” "ADVISORY FEES PAID FROM YOUR CONTRACT VALUE," and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Investments
Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

RESTRICTIONS
Optional Benefits
If you select a Protected Lifetime Income Benefit rider:
•
The Investment Options available to you under the Contract will be limited.

•
You may not make additional Purchase Payments two years or more after the Rider Issue Date or on or after the Benefit Election Date, whichever comes first.

•
Withdrawals from Contract Value that exceed the annual withdrawal amount under the rider may significantly reduce or eliminate the rider benefits.

•
We may stop offering an optional benefit rider at any time.

•
If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the death benefits and other guaranteed benefits and may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59½.
If you purchased an optional death benefit, withdrawals may also reduce the benefit by an amount greater than the value withdrawn.
For additional information about the optional benefits, see "PROTECTED LIFETIME INCOME BENEFITS" and “ADVISORY FEES PAID FROM YOUR CONTRACT VALUE” and “DEATH BENEFIT - Selecting A Death Benefit” in the Prospectus.

TAXES
Tax Implications
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefits. Withdrawals are generally taxable (to the extent of any earnings in the Contract) at ordinary income tax rates, and may be subject to a 10% additional tax if the Owner takes a withdrawal before age 59½.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
Investment professional compensation
Some investment professionals may receive compensation for promoting and selling this Contract to you in the form of marketing allowances, cash, and other compensation. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

FUND APPENDIX
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge . Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	AB VPS Growth and Income B(1)	0.84%	27.84%	12.58%	13.39%	3
U.S. Equity	AB VPS Large Cap Growth B	0.90%	28.65%	25.78%	20.52%	3
U.S. Equity	AB VPS Small Cap Growth B(1)	1.15%	9.20%	24.72%	17.82%	4
U.S. Equity	AB VPS Small/Mid Cap Value B	1.05%	35.60%	9.88%	12.85%	4
Allocation	American Century VP Balanced I(1)	0.81%	15.77%	11.33%	9.90%	2
U.S. Equity	American Century VP Disciplined Core Value I	0.70%	23.65%	13.96%	13.69%	4
International Equity	American Century VP International I(1)	0.99%	8.75%	14.35%	10.06%	4
U.S. Equity	American Century VP Ultra® I(1)	0.79%	22.99%	26.83%	20.03%	4
Allocation	American Funds IS® Asset Allocation 4	0.80%	14.84%	11.43%	11.10%	2
Allocation	American Funds IS® Capital Income Builder® 4(1)(4)	0.77%	14.68%	7.97%	—	2
Taxable Bond	American Funds IS® Capital World Bond 4	1.00%	-5.18%	3.24%	1.85%	1
International Equity	American Funds IS® Capital World Growth & Income 4(1)	0.92%	14.46%	12.99%	11.39%	3
International Equity	American Funds IS® Global Growth 4(1)	0.92%	16.14%	19.39%	15.41%	3
International Equity	American Funds IS® Global Small Cap 4(1)	1.15%	6.43%	15.16%	12.24%	4
U.S. Equity	American Funds IS® Growth 4	0.85%	21.69%	25.12%	19.44%	3
U.S. Equity	American Funds IS® Growth-Income 4	0.79%	23.80%	16.10%	15.14%	3
International Equity	American Funds IS® International 4	1.04%	-1.71%	9.37%	7.88%	4
International Equity	American Funds IS® New World 4(1)	1.07%	4.63%	12.96%	8.41%	4
Taxable Bond	American Funds IS® The Bond Fund of America 4(1)	0.70%	-0.59%	3.96%	3.02%	1
Taxable Bond	American Funds IS® US Government Securities 4(1)	0.72%	-0.88%	3.04%	2.08%	1
U.S. Equity	American Funds IS® Washington Mutual Investor 4(1)	0.77%	27.51%	12.22%	13.53%	3
Allocation	BlackRock 60/40 Target Allocation ETF VI III(1)	0.63%	11.70%	10.99%	—	2
Allocation	BlackRock Global Allocation V.I. III - BlackRock (Singapore) Limited(1)	1.00%	6.42%	9.71%	7.68%	2
International Equity	BlackRock International V.I. I - BlackRock International Limited(1)	0.93%	11.30%	9.61%	7.80%	4
U.S. Equity	ClearBridge Variable Dividend Strategy II - ClearBridge Investments, LLC	1.01%	26.61%	15.12%	13.69%	3
U.S. Equity	ClearBridge Variable Large Cap Growth II - ClearBridge Investments, LLC	1.01%	21.63%	21.22%	—	3
U.S. Equity	ClearBridge Variable Mid Cap II - ClearBridge Investments, LLC	1.10%	28.38%	13.98%	14.04%	4
U.S. Equity	ClearBridge Variable Small Cap Growth II - ClearBridge Investments, LLC	1.06%	12.31%	21.04%	16.82%	4
Allocation	Columbia VP Balanced 2	1.01%	14.62%	12.18%	11.31%	2
FUND-1

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Columbia VP Emerging Markets Bond 2	1.01%	-2.45%	3.92%	—	4
Taxable Bond	Columbia VP Intermediate Bond 2	0.74%	-0.49%	4.80%	3.82%	1
Taxable Bond	Columbia VP Limited Duration Credit 2(1)	0.73%	-0.84%	2.75%	2.38%	1
U.S. Equity	Columbia VP Select Mid Cap Value 2(1)	1.08%	31.97%	12.72%	13.63%	4
Taxable Bond	Columbia VP Strategic Income 2(1)	0.93%	1.63%	4.67%	4.53%	2
Allocation	Fidelity® VIP Asset Manager Growth Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.93%	13.69%	12.19%	10.39%	3
Allocation	Fidelity® VIP Asset Manager Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.84%	9.68%	9.74%	8.37%	2
Allocation	Fidelity® VIP Balanced Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.71%	17.99%	14.69%	12.37%	2
Taxable Bond	Fidelity® VIP Bond Index Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.39%	-2.24%	—	—	1
Sector Equity	Fidelity® VIP Energy Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.90%	54.83%	-3.55%	0.02%	4
U.S. Equity	Fidelity® VIP Extended Market Index Service 2 - Geode Capital Management, LLC	0.38%	20.93%	—	—	4
Allocation	Fidelity® VIP FundsManager 20% Service 2(1)	0.60%	3.52%	5.34%	4.39%	1
Allocation	Fidelity® VIP FundsManager 60% Service 2(1)	0.75%	12.21%	11.10%	9.44%	3
Allocation	Fidelity® VIP FundsManager 85% Service 2(1)	1.05%	17.64%	14.22%	12.14%	3
U.S. Equity	Fidelity® VIP Growth Opportunities Svc 2	0.88%	11.68%	31.77%	22.64%	4
Sector Equity	Fidelity® VIP Health Care Portfolio Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.88%	11.45%	—	—	3
International Equity	Fidelity® VIP International Capital Appreciation Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.07%	12.11%	16.56%	12.88%	4
International Equity	Fidelity® VIP International Index Service 2 - Geode Capital Management, LLC	0.42%	7.48%	—	—	3
Taxable Bond	Fidelity® VIP Investment Grade Bond Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.64%	-0.90%	4.08%	3.29%	1
U.S. Equity	Fidelity® VIP Mid Cap Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.86%	25.31%	13.32%	13.00%	3
Allocation	Fidelity® VIP Target Volatility Service 2(1)	0.92%	12.03%	9.63%	—	2
Sector Equity	Fidelity® VIP Technology Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.62%	28.16%	34.83%	24.38%	4
FUND-2

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Fidelity® VIP Total Market Index Service 2 - Geode Capital Management, LLC	0.37%	25.38%	—	—	3
Sector Equity	Fidelity® VIP Utilities Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.65%	17.43%	13.13%	11.57%	3
U.S. Equity	Fidelity® VIP Value Strategies Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.88%	33.34%	13.67%	13.47%	4
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.92%	16.14%	23.64%	16.66%	4
Allocation	Franklin Income VIP 2	0.72%	16.75%	7.45%	7.38%	2
International Equity	Franklin Mutual Global Discovery VIP 2(3)	1.23%	19.13%	6.42%	8.47%	3
Allocation	Franklin Mutual Shares VIP 2(3)	0.98%	19.17%	6.44%	9.00%	3
U.S. Equity	Franklin Rising Dividends VIP 2	0.88%	26.79%	16.81%	14.40%	3
U.S. Equity	Franklin Small Cap Value VIP 2	0.91%	25.37%	9.94%	12.13%	4
U.S. Equity	Franklin Small Mid Cap Growth VIP 2	1.08%	10.01%	20.84%	15.70%	4
Taxable Bond	Franklin Strategic Income VIP 2(1)(4)	1.03%	2.11%	3.15%	3.70%	2
U.S. Equity	Goldman Sachs Strategic Growth Service(1)	0.75%	22.06%	24.80%	19.12%	3
Taxable Bond	Goldman Sachs VIT Core Fixed Income Service(1)	0.67%	-2.23%	3.58%	3.16%	1
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Service (formerly, Goldman Sachs VIT Growth Opportunities Fund)(1)	0.99%	11.48%	21.22%	16.00%	4
U.S. Equity	Goldman Sachs VIT Mid Cap Value Service(1)(3)	1.09%	30.57%	12.89%	12.79%	4
U.S. Equity	Goldman Sachs VIT Sm Cap Equity Insights Service(1)	1.06%	23.50%	11.06%	12.65%	4
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund Service (formerly, Goldman Sachs VIT Global Trends Allocation Fund)(1)	0.94%	16.17%	7.93%	—	2
Taxable Bond	Great-West Bond Index Investor(1)(4)	0.50%	-2.39%	3.02%	2.42%	1
Allocation	Invesco V.I. Balanced-Risk Allocation II(1)	1.13%	9.26%	7.18%	5.99%	2
U.S. Equity	Invesco V.I. Comstock II	0.99%	33.04%	11.12%	12.59%	3
Allocation	Invesco V.I. Conservative Balanced II(1)	0.92%	10.02%	8.53%	7.93%	2
Allocation	Invesco V.I. Equity and Income II	0.80%	18.35%	9.27%	10.28%	2
International Equity	Invesco V.I. EQV International Equity II (formerly, Invesco V.I International Growth II)(4)	1.14%	5.61%	9.90%	7.82%	3
International Equity	Invesco V.I. Global II	1.03%	15.17%	17.88%	13.96%	4
Sector Equity	Invesco V.I. Global Real Estate II - Invesco Asset Management Ltd	1.22%	25.44%	7.27%	7.84%	4
Taxable Bond	Invesco V.I. Government Securities II	0.93%	-2.43%	2.21%	1.52%	1
U.S. Equity	Invesco V.I. Growth and Income II	0.99%	28.19%	9.94%	12.05%	3
U.S. Equity	Invesco V.I. Main Street II(4)	1.04%	27.23%	15.36%	14.77%	3
U.S. Equity	Invesco V.I. Main Street Small Cap II	1.18%	22.26%	13.46%	14.40%	4
Money Market	Invesco V.I. US Government Money Portfolio I	0.52%	0.01%	0.73%	0.37%	1
Allocation	Janus Henderson VIT Balanced Service	0.87%	16.91%	14.10%	11.53%	2
U.S. Equity	Janus Henderson VIT Forty Service	1.01%	22.60%	25.27%	20.00%	3
International Equity	Janus Henderson VIT Global Sustainable Equity Svc	1.18%	—	—	—	4
Sector Equity	Janus Henderson VIT Global Technology & Innovation Service	0.99%	17.75%	30.32%	22.96%	4
International Equity	Janus Henderson VIT Overseas Service	1.08%	13.29%	13.08%	5.98%	4
FUND-3

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Lord Abbett Series Bond-Debenture VC	0.89%	3.28%	5.66%	6.33%	2
U.S. Equity	Lord Abbett Series Dividend Growth VC(1)	0.99	25.62%	15.79%	14.17%	3
U.S. Equity	Lord Abbett Series Fundamental Equity VC(1)	1.08%	27.31%	10.24%	11.33%	4
U.S. Equity	Lord Abbett Series Growth Opportunities VC	1.26%	6.46%	19.29%	15.34%	4
Taxable Bond	Lord Abbett Series Short Duration Income VC	0.83%	0.63%	2.42%	—	1
Taxable Bond	Morgan Stanley VIF Core Plus Fixed Income II(1)	0.92%	-0.54%	4.42%	4.29%	2
International Equity	Morgan Stanley VIF Global Franchise II - Morgan Stanley Investment Management Ltd(1)	1.20%	21.67%	17.12%	13.56%	4
Sector Equity	Morgan Stanley VIF Global Infrastructure II(1)	1.12%	14.00%	8.29%	9.00%	4
International Equity	Morgan Stanley VIF Global Strategist II(1)	1.02%	8.22%	8.86%	7.30%	2
U.S. Equity	Morgan Stanley VIF Growth II(1)	0.82%	-0.15%	34.25%	23.95%	4
Taxable Bond	PIMCO Income Advisor	0.92%	1.89%	4.95%	—	2
Allocation	PIMCO VIT All Asset Advisor - Research Affiliates LLC(1)	1.34%	16.04%	8.45%	5.91%	2
Commodities	PIMCO VIT CommodityRealReturn® Strategy Advisor(1)	1.03%	33.11%	5.61%	-1.98%	4
Taxable Bond	PIMCO VIT Emerging Markets Bond Adv	1.12%	-2.66%	4.44%	4.31%	2
Allocation	PIMCO VIT Global Diversified Alloc Advisor(1)	1.10%	8.51%	7.84%	—	2
Taxable Bond	PIMCO VIT High Yield Advisor	0.87%	3.53%	5.36%	5.96%	2
Taxable Bond	PIMCO VIT Long-Term US Government Advisor	0.76%	-4.88%	6.04%	4.08%	2
Taxable Bond	PIMCO VIT Low Duration Advisor	0.75%	-1.03%	1.44%	1.49%	1
Taxable Bond	PIMCO VIT Real Return Advisor	0.77%	5.48%	5.23%	3.05%	2
Taxable Bond	PIMCO VIT Short-Term Advisor	0.70%	-0.16%	1.68%	1.53%	1
Taxable Bond	PIMCO VIT Total Return Advisor	0.75%	-1.36%	3.83%	3.33%	1
Allocation	Protective Life Dynamic Allocation Conservative(1)	0.90%	8.18%	9.17%	—	1
Allocation	Protective Life Dynamic Allocation Growth(1)	0.90%	20.79%	9.39%	—	3
Allocation	Protective Life Dynamic Allocation Moderate(1)	0.90%	11.22%	10.78%	—	2
U.S. Equity	Royce Capital Small-Cap Service(1)(3)	1.33%	28.45%	6.28%	8.37%	4
Money Market	Schwab Government Money Market Portfolio™	0.30%	0.06%	0.84%	0.43%	1
Allocation	Schwab VIT Balanced	0.62%	8.19%	7.01%	—	2
Allocation	Schwab VIT Balanced with Growth	0.57%	11.42%	8.96%	—	2
Allocation	Schwab VIT Growth	0.58%	14.67%	10.62%	—	3
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	28.67%	18.42%	16.39%	3
U.S. Equity	T. Rowe Price All-Cap Opportunities Portfolio(1)	0.80%	20.80%	26.19%	19.64%	3
U.S. Equity	T. Rowe Price Blue Chip Growth Portfolio II(1)	1.00%	17.33%	22.96%	18.93%	3
Sector Equity	T. Rowe Price Health Sciences Portfolio II(1)	1.19%	12.83%	19.22%	20.13%	4
Allocation	T. Rowe Price Moderate Allocation(1)	0.71%	10.06%	10.98%	9.85%	2
International Equity	Templeton Developing Markets VIP 2 - Franklin Templeton Inv Mgmt Ltd	1.44%	-5.74%	10.60%	4.84%	4
International Equity	Templeton Foreign VIP 2(1)(3)	1.11%	4.16%	2.71%	4.00%	4
Taxable Bond	Templeton Global Bond VIP 2(1)	0.76%	-4.99%	-0.94%	1.13%	2
Taxable Bond	Western Asset Core Plus VIT II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK(1)	0.79%	-2.19%	4.18%	—	1

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual

FUND-4

arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
(2)
If you have purchased the SecurePay Life rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay Life rider (unless you are fully invested in a Benefit Allocation Model or a permissible single investment option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR PROTECTED LIFETIME INCOME BENEFITS” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	40%	100%
2	0%	60%
3	0%	25%
4	Not Permitted	Not Permitted

(3)
Not available to Contracts issued on or after May 1, 2021.

(4)
Not available to Contracts issued on or after May 1, 2022.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial adviser. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.
FUND-5

This Updating Summary Prospectus incorporates by reference the Schwab Genesis Advisory NY Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000222251